Commitments and Contingencies - Operating Lease Commitments (Details) $ in Thousands	Jun. 30, 2018 USD ($)
Commitments as lessee relating to buildings under operating leases
Operating lease commitment	$ 3,132
Not later than one year
Commitments as lessee relating to buildings under operating leases
Operating lease commitment	1,185
Later than one year and not later than three years
Commitments as lessee relating to buildings under operating leases
Operating lease commitment	1,382
Later than three years and not later than five years
Commitments as lessee relating to buildings under operating leases
Operating lease commitment	$ 565